Related Party Transactions - Schedule of Receivables and Liabilities to Shareholders (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Receivables and Liabilities to Shareholders [Line Items]
Receivables	€ 1,836	€ 2,897
Payables	15,319	16,012
Transactions with shareholders [Member]
Schedule of Receivables and Liabilities to Shareholders [Line Items]
Receivables	777	96
Payables	13,333	13,993
Transactions with affiliated companies [Member]
Schedule of Receivables and Liabilities to Shareholders [Line Items]
Receivables	712	2,039
Payables	1,863	1,974
Transactions with associated companies [Member]
Schedule of Receivables and Liabilities to Shareholders [Line Items]
Receivables	347	762
Payables	€ 123	€ 45